Insurance	3 Months Ended
Jan. 31, 2024
Insurance [Abstract]
Insurance
NOTE 13: INSURANCE
INSURANCE SERVICE RESULT
Insurance revenue and expenses are presented

on the Interim Consolidated Statement

of Income under Insurance revenue and Insurance

service expenses,
respectively. Net income or expense from reinsurance is presented in other income (loss).
The following table presents components of the

insurance service result
presented in the Interim Consolidated Statement

of Income for the Bank which includes

the results of property and casualty insurance,

life and health insurance,
as well as reinsurance issued and held in

Canada and internationally.
Insurance Service Result
(millions of Canadian dollars) For the three months ended
January 31, 2024 January 31, 2023
Insurance revenue $ 1,676 $ 1,542
Insurance service expenses 1,366 1,164
Insurance service result before reinsurance

contracts held

310 378
Net income (expense) from reinsurance

contracts held
12 (45)
Insurance service result $ 322 $ 333
The Bank recognized insurance finance expenses

of $
122

million from insurance and reinsurance contracts

for the three months ended January 31, 2024

(three
months ended January 31, 2023 – $ 125

million) in other income (loss). The Bank’s investment

return on securities supporting insurance

contracts is comprised of
interest income reported in net interest income

and fair value changes reported in other income

(loss).

Investment return on securities supporting

insurance
contracts was $ 131

million for the three months ended January

31, 2024 (three months ended January 31,

2023 – $
150

million).
INSURANCE CONTRACT LIABILITIES

Insurance contract liabilities are comprised

of amounts related to the LRC, the LIC

and other insurance liabilities.

The following table presents LRC and LIC balances

for property and casualty insurance contracts.
Property and casualty insurance contract liabilities by

LRC and LIC
(millions of Canadian dollars) As at
January 31, 2024 January 31, 2023
Liability for Liability for Liability for Liability for
remaining coverage incurred claims Total remaining coverage incurred claims Total
Estimates Estimates
of the of the

present

present

Excluding value of Excluding value of
loss Loss future Risk loss Loss future Risk
component component cash flows adjustment component component cash flows adjustment
Balance at beginning of period
Insurance contract liabilities $ 630 $ 129 $ 4,740 $ 220 $ 5,719 $ 623 $ 113 $ 4,700 $ 208 $ 5,644
Balance at end of period
Insurance contract liabilities $ 585 $ 132 $ 4,820 $ 224 $ 5,761 $ 546 $ 130 $ 4,755 $ 211 $ 5,642
For property and casualty contracts,

during the three months ended January 31,

2024, the Bank recognized insurance revenue

of $
1,326

million (three months
ended January 31, 2023 – $ 1,188

million), insurance service expenses of $
1,171

million (three months ended January 31, 2023

– $
979

million) and insurance
finance expenses of $ 121

million (three months ended January 31,

2023 – $
121

million).
Other insurance liabilities were $ 160

million as at January 31, 2024 (October 31, 2023

– $
127

million) and include life and health insurance

contract liabilities of
$ 110

million (October 31, 2023 – $
124

million).
RISK ADJUSTMENT FOR NON-FINANCIAL

RISK AND DISCOUNTING
The risk adjustment reflects an amount that

an insurer would rationally pay to remove

the uncertainty that future cash flows will exceed

the expected value amount.
The Bank has estimated the risk adjustment

for its property and casualty operations’

LIC using statistical techniques in accordance

with Canadian accepted
actuarial principles to develop potential future observations and a confidence level of 90th percentile.
Insurance contract liabilities are calculated

by discounting expected future cash flows.

The interest rates used to discount the Bank’s

insurance balances over a
duration of 1

to
10 years

range from
5.4 % to 4.8
% as at January 31, 2024 (October 31,

2023 –
5.7 % to 5.5%).